UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN,		46282
(Address of principal executive offices)		(Zip code)

Jennifer D. Pressley One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2013 (unaudited)

Description	Shares	Value

Common Stocks (91.7%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	34,900	$3,054,448
Precision Castparts Corp.	9,300	2,113,332
		5,167,780
Agriculture (2.0%)
Archer-Daniels-Midland Co.	139,500	5,139,180

Apparel (4.9%)
Columbia Sportswear Co.	61,400	3,698,122
Wolverine World Wide, Inc.	150,300	8,751,969
		12,450,091
Auto Parts and Equipment (3.3%)
Magna International, Inc.	101,900	8,412,864

Banks (10.9%)
Bank of Hawaii Corp.	77,400	4,214,430
Bank of New York Mellon Corp. (The)	169,700	5,123,243
Citigroup, Inc.	29,189	1,415,958
JPMorgan Chase & Co.	90,207	4,662,800
Northern Trust Corp.	95,900	5,216,001
U.S. Bancorp	193,500	7,078,230
		27,710,662
Beverages (2.0%)
Coca-Cola Co. (The)	131,700	4,988,796

Biotechnology (1.9%)
Amgen, Inc.	43,800	4,902,972

Commercial Services (0.6%)
Robert Half International, Inc.	37,900	1,479,237

Diversified Financial Services (0.8%)
Investment Technology Group, Inc.(1)	94,000	1,477,680
Janus Capital Group, Inc.	70,200	597,402
		2,075,082
Electronics (1.3%)
FLIR Systems, Inc.	102,900	3,231,060

Food (2.1%)
Fresh Del Monte Produce, Inc.	33,900	1,006,152
Sysco Corp.	135,300	4,306,599
		5,312,751
Healthcare Products (5.9%)
Baxter International, Inc.	66,400	4,361,816
Medtronic, Inc.	125,000	6,656,250
Zimmer Holdings, Inc.	47,900	3,934,506
		14,952,572
Insurance (0.1%)
Aegon NV	26,185	193,769

Iron/Steel (2.3%)
Nucor Corp.	117,100	5,740,242

Machinery-Diversified (1.5%)
Cummins, Inc.	27,800	3,693,786

Description	Shares	Value
Common Stocks (91.7%) (continued)
Miscellaneous Manufacturing (8.4%)
Carlisle Cos., Inc.	68,800	$4,835,952
Crane Co.	70,400	4,341,568
General Electric Co.	268,600	6,416,854
Illinois Tool Works, Inc.	74,200	5,659,234
		21,253,608
Oil & Gas (11.9%)
ConocoPhillips	104,000	7,229,040
Ensco PLC, Class A	22,900	1,230,875
Exxon Mobil Corp.	63,900	5,497,956
Phillips 66	46,200	2,671,284
Royal Dutch Shell PLC ADR	55,200	3,625,536
Tidewater, Inc.	126,650	7,509,078
Valero Energy Corp.	71,600	2,445,140
		30,208,909
Pharmaceuticals (9.2%)
Johnson & Johnson	58,100	5,036,689
McKesson Corp.	64,050	8,217,615
Merck & Co., Inc.	110,900	5,279,949
Pfizer, Inc.	161,850	4,646,714
		23,180,967
Retail (2.6%)
Bed Bath & Beyond, Inc.(1)	32,700	2,529,672
Home Depot, Inc. (The)	13,800	1,046,730
Kohl’s Corp.	59,500	3,079,125
		6,655,527
Semiconductors (8.5%)
Applied Materials, Inc.	213,100	3,737,774
Intel Corp.	265,300	6,080,676
Maxim Integrated Products, Inc.	31,300	932,740
Microchip Technology, Inc.	64,500	2,598,705
QUALCOMM, Inc.	67,300	4,533,328
Skyworks Solutions, Inc.(1)	49,100	1,219,644
Texas Instruments, Inc.	62,000	2,496,740
		21,599,607
Software (3.2%)
Adobe Systems, Inc.(1)	76,000	3,947,440
Autodesk, Inc.(1)	15,000	617,550
Microsoft Corp.	43,500	1,448,985
Oracle Corp.	63,500	2,106,295
		8,120,270
Specialty Retail (0.1%)
CST Brands, Inc.	11,355	338,379

Telecommunications (2.8%)
Cisco Systems, Inc.	302,000	7,072,840

Toys/Games/Hobbies (0.7%)
Mattel, Inc.	41,200	1,724,632

Description	Shares	Value
Common Stocks (91.7%) (continued)
Transportation (2.7%)
Norfolk Southern Corp.	25,200	$1,949,220
Werner Enterprises, Inc.	214,300	4,999,619
		6,948,839

Total common stocks (cost: $166,364,278)		232,554,422

	Interest Rate	Maturity Date	Principal Amount
Short-Term Notes and Bonds(2) (0.8%)
Commercial Paper (0.8%)
Healthcare Products (0.8%)
Becton, Dickinson and Company	0.150%	10/09/2013	$2,000,000	1,999,920

Total short-term notes and bonds (cost: $1,999,934)				1,999,920

	Shares
Exchange-Traded Funds (5.0%)
iShares Russell 1000 Value Index Fund	68,900	5,939,180
iShares Russell Midcap Value Index Fund	69,600	4,238,640
iShares S&P SmallCap 600 Value Index Fund	24,600	2,514,612

Total exchange-traded funds (cost: $8,403,514)		12,692,432

Money Market Mutual Funds (2.4%)
BlackRock Liquidity TempFund Portfolio, 0.02%(3)	6,000,000	6,000,000

Total money market mutual funds (cost: $6,000,000)		6,000,000

Total investments(4) (99.9%) (cost: $182,767,726)		253,246,774
Other assets in excess of liabilities (0.1%)		254,804
Net assets (100.0%)		$253,501,578

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

PLC – Public Limited Company

(1)	Non-Income producing securities.

(2)	The interest rate for short-term notes reflects the yields for those securities as of September 30, 2013.

(3)	The interest shown reflects the seven day yield as of September 30, 2013.

(4)	The United States federal income tax basis of the Value Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2013. See table below.

			Net
	Unrealized	Unrealized	Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$182,761,296	$76,391,811	$(5,906,333)	$70,485,478

Various inputs are used in determining the value of the Value Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Value Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$232,554,422	$—	$—	$232,554,422
Commercial Paper	—	1,999,920	—	1,999,920
Exchange-Traded Funds	12,692,432	—	—	12,692,432
Money Market Mutual Funds	6,000,000	—	—	6,000,000
Total	$251,246,854	$1,999,920	$—	$253,246,774

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Value Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended September 30, 2013, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (level 3) in determining the value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Notes and Bonds(1) (92.0%)
U.S. Government and Agency Obligations (13.5%)
U.S. Treasury Bill Discount Note	0.055%	10/31/2013	$8,000,000	$7,999,633
U.S. Treasury Bill Discount Note	0.013	11/07/2013	10,000,000	9,999,872

Total U.S. government and agency obligations (amortized cost: $17,999,505)				17,999,505

Commercial Paper (78.5%)
Aerospace & Defense (3.7%)
Honeywell International Inc.	0.091	12/26/2013	5,000,000	4,998,925

Chemicals (5.2%)
E.I. du Pont de Nemours & Co.	0.050	10/21/2013	4,000,000	3,999,889
Praxair Inc.	0.030	10/07/2013	3,000,000	2,999,985
				6,999,874
Computers & Peripherals (4.5%)
IBM Corp.	0.040	10/25/2013	6,000,000	5,999,840

Diversified Financial Services (18.0%)
American Honda Finance Corp.	0.100	10/23/2013	5,000,000	4,999,694
Credit Suisse AG (NY Branch)	0.193	12/27/2013	2,000,000	1,999,082
John Deere Bank S.A.	0.061	10/03/2013	4,000,000	3,999,987
John Deere Credit Inc.	0.061	10/10/2013	2,000,000	1,999,970
PACCAR Financial Corp.	0.120	10/24/2013	5,200,000	5,199,601
Toyota Motor Credit Corp.	0.130	10/15/2013	5,900,000	5,899,702
				24,098,036
Electrical Utilities (4.5%)
American Transmission Co.	0.101	10/22/2013	6,000,000	5,999,650

Food, Beverages (10.5%)
Coca-Cola Co. (The)	0.070	10/17/2013	3,000,000	2,999,906
Nestle Capital Corp.	0.010	10/09/2013	6,000,000	5,999,987
Pepsico Inc.	0.041	11/19/2013	5,000,000	4,999,728
				13,999,621
Health Care (10.3%)
Abbot Laboratories	0.050	10/17/2013	3,000,000	2,999,934
Johnson & Johnson	0.041	10/16/2013	2,325,000	2,324,961
Medtronic Inc.	0.061	12/03/2013	5,000,000	4,999,475
Roche Holdings Inc.	0.041	10/03/2013	3,500,000	3,499,992
				13,824,362
Household & Personal Products (3.6%)
Procter & Gamble Company (The)	0.070	10/01/2013	2,800,000	2,800,000
Procter & Gamble Company (The)	0.051	10/31/2013	2,000,000	1,999,917
				4,799,917
Internet (4.5%)
Google Inc.	0.030	10/16/2013	6,000,000	5,999,925

Mining (3.9%)
BHP Billiton Finance (USA) Ltd.	0.101	11/18/2013	5,200,000	5,199,306

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(1) (92.0%) (continued)
Commercial Paper (78.5%) (continued)
Oil & Gas (6.4%)
ConocoPhillips Qatar Funding Ltd.	0.091%	11/04/2013	$3,000,000	$2,999,745
New Jersey Natural Gas Co.	0.060	10/03/2013	5,500,000	5,499,982
				8,499,727
Retail (3.4%)
Wal-Mart Stores Inc.	0.030	10/02/2013	4,500,000	4,499,996

Total commercial paper (amortized cost: $104,919,179)				104,919,179

Total short-term notes and bonds (amortized cost: $122,918,684)				122,918,684

			Shares

Money Market Mutual Funds (7.4%)
BlackRock Liquidity TempFund Portfolio, 0.02%(2)			5,950,000	5,950,000
Federated Prime Obligation Fund, 0.02%(2)			4,000,000	4,000,000

Total money market mutual funds (cost: $9,950,000)				9,950,000

Total investments(3) (99.4%) (cost: $132,868,684)				132,868,684
Other assets in excess of liabilities (0.6%)				866,883
Net assets (100.0%)				$133,735,567

(1) The interest rate for short- term notes reflects the yields for those securities as of September 30, 2013.

(2) The rate shown reflects the seven day yield as of September 30, 2013.

(3) The United States federal income tax basis of the Money Market Portfolio’s investments and the cost are the same as of September 30, 2013.

Various inputs are used in determining the value of the Money Market Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Money Market Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
U.S. Government and Agency Obligations	$—	$17,999,505	$—	$17,999,505
Commercial Paper	—	104,919,179	—	104,919,179
Money Market Mutual Funds	9,950,000	—	—	9,950,000
Total	$9,950,000	$122,918,684	$—	$132,868,684

All securities within the Money Market Portfolio, excluding Money Market Mutual Funds, are valued at amortized cost.

It is the Money Market Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Money Market Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2013, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (level 3) in determining the value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2013 (unaudited)

Description			Shares	Value

Preferred Stock (0.7%)
Banks (0.7%)
SunTrust Banks, Inc., Series E			40,000	$866,400

Total preferred stock (cost: $1,000,000)				866,400

	Interest Rate	Maturity Date	Principal Amount

Long-Term Notes and Bonds (93.8%)
U.S. Government and Agency Obligations (36.4%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	$970,153
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,144,609
FHLMC	4.500	01/15/2015	500,000	527,431
FHLMC	3.750	03/27/2019	750,000	825,316
U.S. Treasury Bonds	6.000	02/15/2026	500,000	661,250
U.S. Treasury Bonds	5.375	02/15/2031	500,000	637,656
U.S. Treasury Bonds	4.500	08/15/2039	300,000	346,359
U.S. Treasury Bonds	4.625	02/15/2040	500,000	588,047
U.S. Treasury Bonds	4.250	11/15/2040	100,000	110,828
U.S. Treasury Bonds	4.750	02/15/2041	1,000,000	1,198,281
U.S. Treasury Bonds	3.750	08/15/2041	550,000	559,109
U.S. Treasury Bonds	3.125	02/15/2042	400,000	360,125
U.S. Treasury Bonds	3.000	05/15/2042	600,000	525,750
U.S. Treasury Bonds	2.875	05/15/2043	250,000	212,187
U.S. Treasury Bonds	3.625	08/15/2043	250,000	247,110
U.S. Treasury Notes	0.250	02/28/2015	3,100,000	3,102,058
U.S. Treasury Notes	2.125	05/31/2015	1,500,000	1,546,347
U.S. Treasury Notes	0.375	06/30/2015	1,000,000	1,001,680
U.S. Treasury Notes	1.875	06/30/2015	500,000	513,828
U.S. Treasury Notes	1.750	07/31/2015	300,000	307,933
U.S. Treasury Notes	0.375	08/31/2015	300,000	300,352
U.S. Treasury Notes	1.250	08/31/2015	700,000	712,524
U.S. Treasury Notes	1.250	09/30/2015	500,000	509,219
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,222,219
U.S. Treasury Notes	1.375	11/30/2015	700,000	714,984
U.S. Treasury Notes	2.000	01/31/2016	500,000	518,359
U.S. Treasury Notes	0.375	03/15/2016	1,000,000	998,125
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,054,609
U.S. Treasury Notes	1.750	05/31/2016	300,000	309,633
U.S. Treasury Notes	0.500	06/15/2016	750,000	749,297
U.S. Treasury Notes	1.000	08/31/2016	900,000	909,563
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,111,343
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,074,062
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,251,855
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,079,062
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,686,320
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,965,782
U.S. Treasury Notes	0.750	02/28/2018	500,000	490,313
U.S. Treasury Notes	2.875	03/31/2018	500,000	535,977
U.S. Treasury Notes	1.375	06/30/2018	750,000	751,934
U.S. Treasury Notes	1.500	08/31/2018	250,000	251,660
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	999,297
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,724,217
U.S. Treasury Notes	3.500	05/15/2020	750,000	827,109
U.S. Treasury Notes	2.625	08/15/2020	750,000	782,754

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.8%) (continued)
U.S. Government and Agency Obligations (36.4%) (continued)
U.S. Treasury Notes	2.625%	11/15/2020	$1,000,000	$1,040,000
U.S. Treasury Notes	3.125	05/15/2021	600,000	641,250
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,587,000
U.S. Treasury Notes	2.000	02/15/2022	700,000	680,476
U.S. Treasury Notes	2.000	02/15/2023	600,000	571,453
U.S. Treasury Notes	1.750	05/15/2023	500,000	463,320
U.S. Treasury Notes	2.500	08/15/2023	300,000	296,953

Total U.S. government and agency obligations (cost: $43,986,055)				45,197,078

Mortgage-Backed and Asset-Backed Securities (31.7%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(1)	3.270	02/20/2018	1,000,000	1,049,591
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	369,308	372,904
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Cl. AAB	5.422	01/15/2049	651,402	664,979
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	354,439	354,169
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	124,899	124,908
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(2)	5.100	08/15/2038	404,479	404,559
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	294,640	315,638
FHLMC Gold Pool #A11823	5.000	08/01/2033	28,125	30,390
FHLMC Gold Pool #A16641	5.500	12/01/2033	25,742	28,087
FHLMC Gold Pool #A27124	6.000	10/01/2034	8,002	8,726
FHLMC Gold Pool #A40159	5.500	11/01/2035	7,276	7,876
FHLMC Gold Pool #A40754	6.500	12/01/2035	199,173	223,407
FHLMC Gold Pool #A41968	5.500	01/01/2036	41,442	44,904
FHLMC Gold Pool #A43870	6.500	03/01/2036	22,081	24,426
FHLMC Gold Pool #A44969	6.500	04/01/2036	479,753	539,620
FHLMC Gold Pool #A45624	5.500	06/01/2035	6,159	6,661
FHLMC Gold Pool #A51101	6.000	07/01/2036	17,251	18,774
FHLMC Gold Pool #A56247	6.000	01/01/2037	159,933	174,056
FHLMC Gold Pool #A56634	5.000	01/01/2037	88,219	94,919
FHLMC Gold Pool #A56829	5.000	01/01/2037	24,881	26,770
FHLMC Gold Pool #A57135	5.500	02/01/2037	127,845	138,251
FHLMC Gold Pool #A58278	5.000	03/01/2037	145,756	156,825
FHLMC Gold Pool #A58965	5.500	04/01/2037	109,264	118,157
FHLMC Gold Pool #A71576	6.500	01/01/2038	253,534	281,396
FHLMC Gold Pool #A91064	4.500	02/01/2040	333,644	355,231
FHLMC Gold Pool #A93990	4.000	09/01/2040	381,189	398,469
FHLMC Gold Pool #B12969	4.500	03/01/2019	29,923	31,631
FHLMC Gold Pool #B19462	5.000	07/01/2020	59,500	63,039
FHLMC Gold Pool #C01086	7.500	11/01/2030	19,913	23,738
FHLMC Gold Pool #C01271	6.500	12/01/2031	24,639	27,383
FHLMC Gold Pool #C01302	6.500	11/01/2031	7,936	8,779
FHLMC Gold Pool #C01676	6.000	11/01/2033	429,779	474,815
FHLMC Gold Pool #C03478	4.500	06/01/2040	309,773	329,675
FHLMC Gold Pool #C03520	4.000	09/01/2040	463,585	484,730
FHLMC Gold Pool #C09013	3.000	09/01/2042	489,055	476,430
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,429	1,601
FHLMC Gold Pool #C20300	6.500	01/01/2029	11,713	13,027
FHLMC Gold Pool #C28221	6.500	06/01/2029	5,024	5,639

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (31.7%) (continued)
FHLMC Gold Pool #C35377	7.000%	01/01/2030	$1,643	$1,857
FHLMC Gold Pool #C41636	8.000	08/01/2030	1,476	1,707
FHLMC Gold Pool #C56017	6.500	03/01/2031	137,255	155,260
FHLMC Gold Pool #C61802	5.500	12/01/2031	42,610	46,098
FHLMC Gold Pool #C64936	6.500	03/01/2032	13,083	15,265
FHLMC Gold Pool #C68790	6.500	07/01/2032	56,328	62,920
FHLMC Gold Pool #C74741	6.000	12/01/2032	65,859	72,733
FHLMC Gold Pool #C79460	5.500	05/01/2033	18,879	20,432
FHLMC Gold Pool #C79886	6.000	05/01/2033	426,222	464,371
FHLMC Gold Pool #E00957	6.000	02/01/2016	4,249	4,400
FHLMC Gold Pool #E01007	6.000	08/01/2016	4,580	4,799
FHLMC Gold Pool #E01085	5.500	12/01/2016	8,353	8,796
FHLMC Gold Pool #E01136	5.500	03/01/2017	24,200	25,489
FHLMC Gold Pool #E01216	5.500	10/01/2017	25,147	26,500
FHLMC Gold Pool #E01378	5.000	05/01/2018	60,570	64,157
FHLMC Gold Pool #E02735	3.500	10/01/2025	292,664	308,217
FHLMC Gold Pool #E74118	5.500	01/01/2014	1,095	1,152
FHLMC Gold Pool #E77035	6.500	05/01/2014	1,413	1,423
FHLMC Gold Pool #E77962	6.500	07/01/2014	2,990	3,020
FHLMC Gold Pool #E78727	6.500	10/01/2014	166	168
FHLMC Gold Pool #E82543	6.500	03/01/2016	20,519	20,580
FHLMC Gold Pool #E85353	6.000	09/01/2016	14,152	14,772
FHLMC Gold Pool #E89823	5.500	05/01/2017	23,559	24,810
FHLMC Gold Pool #E91139	5.500	09/01/2017	114,626	120,778
FHLMC Gold Pool #E91646	5.500	10/01/2017	66,366	69,942
FHLMC Gold Pool #E92047	5.500	10/01/2017	44,718	47,098
FHLMC Gold Pool #E92196	5.500	11/01/2017	9,523	10,034
FHLMC Gold Pool #E95159	5.500	03/01/2018	73,278	77,726
FHLMC Gold Pool #E95734	5.000	03/01/2018	199,692	211,545
FHLMC Gold Pool #G01091	7.000	12/01/2029	12,249	14,172
FHLMC Gold Pool #G02060	6.500	01/01/2036	397,683	440,091
FHLMC Gold Pool #G08016	6.000	10/01/2034	494,639	546,401
FHLMC Gold Pool #G11753	5.000	08/01/2020	82,451	87,497
FHLMC Gold Pool #J01382	5.500	03/01/2021	96,708	101,896
FHLMC Gold Pool #J05930	5.500	03/01/2021	65,604	69,141
FHLMC Gold Pool #Q14998	3.500	01/01/2043	461,857	469,139
FHLMC Gold Pool #Q17913	3.000	04/01/2043	494,193	481,435
FNMA Pool #253798	6.000	05/01/2016	281	294
FNMA Pool #256883	6.000	09/01/2037	209,829	228,989
FNMA Pool #357269	5.500	09/01/2017	170,283	179,370
FNMA Pool #357637	6.000	11/01/2034	236,786	262,153
FNMA Pool #545929	6.500	08/01/2032	32,797	38,161
FNMA Pool #555591	5.500	07/01/2033	113,419	123,910
FNMA Pool #572020	6.000	04/01/2016	6,023	6,215
FNMA Pool #578974	6.000	05/01/2016	7,101	7,319
FNMA Pool #579170	6.000	04/01/2016	644	645
FNMA Pool #584953	7.500	06/01/2031	11,900	12,092
FNMA Pool #585097	6.000	05/01/2016	14,622	15,190
FNMA Pool #651220	6.500	07/01/2032	24,458	27,243
FNMA Pool #781776	6.000	10/01/2034	36,003	39,330
FNMA Pool #797509	4.500	03/01/2035	164,588	175,626
FNMA Pool #797536	4.500	04/01/2035	226,662	242,482
FNMA Pool #888120	5.000	10/01/2035	274,309	297,582
FNMA Pool #910446	6.500	01/01/2037	91,491	101,118
FNMA Pool #922224	5.500	12/01/2036	258,987	282,813

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (31.7%) (continued)
FNMA Pool #936760	5.500%	06/01/2037	$181,706	$197,771
FNMA Pool #942956	6.000	09/01/2037	202,976	221,511
FNMA Pool #966587	5.500	01/01/2038	236,937	257,782
FNMA Pool #AA3263	5.000	02/01/2039	289,398	314,395
FNMA Pool #AB2155	4.000	01/01/2041	194,269	203,748
FNMA Pool #AB4295	3.500	01/01/2042	402,903	410,445
FNMA Pool #AB4490	3.000	02/01/2027	454,047	470,572
FNMA Pool #AB8896	3.000	10/11/2042	500,000	488,437
FNMA Pool #AC1607	4.500	08/01/2039	423,765	452,446
FNMA Pool #AD1662	5.000	03/01/2040	532,265	581,856
FNMA Pool #AD7078	4.500	06/01/2025	172,227	183,022
FNMA Pool #AE0216	4.000	08/01/2040	120,588	126,510
FNMA Pool #AE0949	4.000	02/01/2041	558,863	586,553
FNMA Pool #AE8406	3.500	11/01/2040	111,753	113,845
FNMA Pool #AH6920	4.500	04/01/2041	277,891	296,935
FNMA Pool #AI2408	4.000	05/01/2026	592,316	628,943
FNMA Pool #AI3402	5.000	05/01/2041	619,600	675,868
FNMA Pool #AI5868	4.500	07/01/2041	148,220	158,536
FNMA Pool #AJ6927	3.500	11/01/2041	156,838	159,774
FNMA Pool #AJ7524	3.000	01/01/2027	230,881	239,279
FNMA Pool #AJ9199	4.000	01/01/2042	633,230	664,649
FNMA Pool #AK3929	3.500	04/01/2042	230,198	234,507
FNMA Pool #AK6980	2.500	03/01/2027	334,719	337,086
FNMA Pool #AO0937	3.000	04/01/2027	237,277	245,883
FNMA Pool #AO7151	3.000	08/01/2042	399,345	390,472
FNMA Pool #AP2658	3.500	08/01/2042	446,456	454,838
FNMA Pool #AP6380	3.500	09/01/2042	447,920	456,329
FNMA Pool #AQ1185	3.000	10/01/2042	958,848	937,543
FNMA Pool #AQ7447	2.500	01/01/2028	470,989	474,059
FNMA Pool #AT2723	3.000	05/01/2043	492,984	482,030
FNMA Pool #AU8391	2.500	09/01/2028	500,000	503,258
FNMA Pool #MA0533	4.000	10/01/2040	422,419	443,287
FNMA Pool #MA0967	4.500	12/01/2041	702,116	750,966
FNMA Pool #MA1027	3.500	04/01/2042	184,672	188,129
FNMA Pool #MA1103	3.500	07/01/2042	402,204	409,756
FNMA Pool #MA1396	3.500	03/01/2043	249,596	254,277
GNMA Pool #443216	8.000	07/15/2027	10,601	12,232
GNMA Pool #457453	7.500	10/15/2027	3,746	3,816
GNMA Pool #479743	7.500	11/15/2030	14,198	16,250
GNMA Pool #511723	7.500	10/15/2030	10,382	10,723
GNMA Pool #511778	7.500	11/15/2030	45,899	52,637
GNMA Pool #540356	7.000	05/15/2031	30,089	33,964
GNMA Pool #542083	7.000	01/15/2031	7,185	7,683
GNMA Pool #552466	6.500	03/15/2032	40,353	46,910
GNMA Pool #574395	6.000	01/15/2032	202,635	225,134
GNMA Pool #577653	6.000	08/15/2032	34,763	38,386
GNMA Pool #585467	6.000	08/15/2032	78,735	88,132
GNMA Pool #591025	6.500	10/15/2032	33,533	37,629
GNMA Pool #717081	4.500	05/15/2039	557,109	598,367
GNMA Pool #718832	5.500	09/15/2039	360,012	396,298
GNMA Pool #719238	4.000	07/15/2040	1,053,053	1,115,976
GNMA Pool #721035	4.000	12/15/2039	44,346	46,829
GNMA Pool #723622	4.500	01/15/2040	151,222	163,037
GNMA Pool #728451	5.000	12/15/2039	261,218	287,450

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (31.7%) (continued)
GNMA Pool #729037	5.000%	02/15/2040	$425,154	$463,626
GNMA Pool #737644	4.500	11/15/2040	367,998	401,578
GNMA Pool #738425	4.500	06/15/2041	142,341	154,053
GNMA Pool #738519	4.500	07/15/2041	121,692	131,702
GNMA Pool #760376	5.000	09/15/2041	36,334	39,525
GNMA Pool #762133	4.500	04/15/2041	219,198	237,177
GNMA Pool #773114	4.000	09/15/2041	179,747	191,161
GNMA Pool #778792	3.500	01/15/2042	217,365	223,840
GNMA Pool #779240	3.500	05/15/2042	213,669	220,034
GNMA Pool #782563	5.000	02/15/2039	157,141	171,082
GNMA Pool #796303	3.500	09/15/2042	453,480	466,989
GNMA Pool #AA2972	3.000	08/15/2042	460,555	454,825
GNMA Pool #AA6098	3.500	02/15/2043	494,594	509,327
GNMA Pool #AA6408	3.000	05/15/2043	496,387	490,211
GNMA Pool #AA7865	3.500	06/15/2042	213,140	219,489
GNMA Pool #AF4935	3.000	08/15/2043	749,999	740,668
GNMA Pool #AF5077	3.500	08/15/2043	249,295	256,721
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(1)	3.290	03/25/2018	1,000,000	1,054,160
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A(1),(2)	3.500	05/25/2043	934,485	919,245
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	102,131	102,010
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	142,907	151,976
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	372,780	409,459
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(2)	5.560	08/15/2039	196,602	202,651

Total mortgage-backed and asset-backed securities (cost: $38,723,380)				39,428,792

Corporate Obligations (25.7%)
Aerospace/Defense (0.8%)
Triumph Group, Inc., Sr. Notes, 144A(1)	4.875	04/01/2021	1,000,000	962,500

Banks (4.6%)
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300	01/11/2023	1,000,000	936,760
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	977,738
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	1,000,000	992,909
JPMorgan Chase & Co., Ser. Q(2)	5.150	12/29/2049	1,000,000	875,000
PNC Financial Services Group, Inc. (The), Ser. R(2)	4.850	05/29/2049	1,000,000	860,000
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,111,269
				5,753,676
Beverages (0.9%)
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.375	02/15/2021	1,000,000	1,080,817

Commercial Services (0.5%)
ERAC USA Finance LLC, Gtd. Notes, 144A(1)	3.300	10/15/2022	500,000	475,239
Service Corp. International	6.750	04/01/2016	200,000	216,750
				691,989
Computers (0.4%)
International Business Machines Corp.(2)	0.295	07/29/2015	500,000	500,007

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.8%) (continued)
Corporate Obligations (25.7%) (continued)
Diversified Financial Services (1.5%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/2021	$750,000	$828,735
Unison Ground Lease Funding LLC, Unsec’d. Notes, 144A(1)	5.780	03/15/2020	1,000,000	961,778
				1,790,513

Electric (4.2%)
CMS Energy Corp., Sr. Unsec’d. Notes	6.250	02/01/2020	1,000,000	1,152,541
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	1,000,000	1,079,797
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	1,083,000	1,260,445
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	601,878
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,090,724
				5,185,385
Environmental Control (1.0%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,221,839

Food (0.8%)
Kellogg Co.	4.000	12/15/2020	1,000,000	1,058,489

Insurance (1.6%)
Allstate Corp. (The)(2)	5.750	08/15/2053	1,000,000	975,000
American International Group, Inc.	4.125	02/15/2024	500,000	500,344
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(1)	3.000	01/10/2023	500,000	471,328
				1,946,672
Iron/Steel (0.8%)
Arcelormittal, Sr. Unsec’d. Notes	4.250	08/05/2015	500,000	515,000
Reliance Steel & Aluminum Co.	4.500	04/15/2023	500,000	487,980
				1,002,980
Media (0.7%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	943,052

Miscellaneous Manufacturing (0.5%)
GE Capital Trust I, Gtd. Notes(2)	6.375	11/15/2067	600,000	635,250

Oil & Gas (2.6%)
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,006,250
Halliburton Co.	1.000	08/01/2016	500,000	499,250
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	671,060
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,086,144
				3,262,704

Pharmaceuticals (1.1%)
Actavis, Inc.	3.250	10/01/2022	1,000,000	937,511
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(1)	1.875	02/01/2018	500,000	494,963
				1,432,474
Pipelines (0.6%)
Spectra Energy Partners LP	4.600	06/15/2021	750,000	774,144

Retail (0.9%)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250	09/01/2035	1,000,000	1,071,568

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.8%) (continued)
Corporate Obligations (25.7%) (continued)
Telecommunications (1.4%)
AT&T, Inc., Sr. Unsec’d. Notes	2.625%	12/01/2022	$1,000,000	$896,283
Verizon Communications, Inc.	6.400	09/15/2033	750,000	832,885
				1,729,168
Trucking & Leasing (0.8%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(1)	4.625	01/31/2018	1,000,000	994,359

Total corporate obligations (cost: $32,694,088)				32,037,586

Total long-term notes and bonds (cost: $115,403,523)				116,663,456

Short-Term Notes and Bonds (4.7%)
U.S. Government and Agency Obligations (4.7%)
Fannie Mae Discount Note	2.500	05/15/2014	1,000,000	1,014,832
Federal Farm Credit Bank	2.625	04/17/2014	1,000,000	1,013,736
U.S. Treasury Notes	2.375	08/31/2014	700,000	714,410
U.S. Treasury Notes	0.250	08/31/2014	600,000	600,727
U.S. Treasury Notes	0.250	09/30/2014	2,500,000	2,503,320

Total U.S. government and agency obligations (cost: $5,798,781)				5,847,025

			Shares

Money Market Mutual Funds (1.0%)
BlackRock Liquidity TempFund Portfolio, 0.02%(3)			1,200,000	1,200,000

Total money market mutual funds (cost: $1,200,000)				1,200,000

Total investments(4) (100.2%) (cost: $123,402,304)				124,576,881
Liabilities in excess of other assets (0.2%)				(267,568)
Net assets (100.0%)				$124,309,313

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

(1)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(2)	Indicates a variable rate security. The interest shown reflects the rate in effect at September 30, 2013.

(3)	The rate shown reflects the seven day yield as of September 30, 2013.

(4)	The United States federal income tax basis of the Investment Grade Bond Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2013. See table below.

			Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$123,397,298	$3,427,400	$(2,247,817)	$1,179,583

Various inputs are used in determining the value of the Investment Grade Bond Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Investment Grade Bond Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Preferred Stock	$866,400	$—	$—	$866,400
U.S. Government and Agency Obligations	—	51,044,103	—	51,044,103
Mortgage-Backed and Asset-Backed Securities	—	39,428,792	—	39,428,792
Corporate Obligations	—	32,037,586	—	32,037,586
Money Market Mutual Funds	1,200,000	—	—	1,200,000
Total	$2,066,400	$122,510,481	$—	$124,576,881

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Investment Grade Bond Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2013, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (level 3) in determining the value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2013 (unaudited)

Description	Shares	Value

Preferred Stock (0.3%)
Banks (0.3%)
SunTrust Banks, Inc., Series E	40,000	$866,400

Total preferred stock (cost: $1,000,000)		866,400

Common Stocks (54.3%)
Aerospace & Defense (1.3%)
General Dynamics Corp.	27,900	2,441,808
Precision Castparts Corp.	6,900	1,567,956
		4,009,764
Agriculture (1.2%)
Archer-Daniels-Midland Co.	97,800	3,602,952

Apparel (3.0%)
Columbia Sportswear Co.	47,100	2,836,833
Wolverine World Wide, Inc.	113,050	6,582,901
		9,419,734
Auto Parts and Equipment (2.0%)
Magna International, Inc.	75,200	6,208,512

Banks (6.7%)
Bank of Hawaii Corp.	56,000	3,049,200
Bank of New York Mellon Corp. (The)	119,800	3,616,762
Citigroup, Inc.	23,252	1,127,954
JPMorgan Chase & Co.	68,440	3,537,664
Northern Trust Corp.	70,200	3,818,178
U.S. Bancorp	156,500	5,724,770
		20,874,528
Beverages (1.2%)
Coca-Cola Co. (The)	96,900	3,670,572

Biotechnology (1.1%)
Amgen, Inc.	31,700	3,548,498

Commercial Services (0.4%)
Robert Half International, Inc.	28,100	1,096,743

Diversified Financial Services (0.5%)
Investment Technology Group, Inc.(1)	72,800	1,144,416
Janus Capital Group, Inc.	50,700	431,457
		1,575,873
Electronics (0.7%)
FLIR Systems, Inc.	71,900	2,257,660

Food (1.2%)
Fresh Del Monte Produce, Inc.	26,900	798,392
Sysco Corp.	94,400	3,004,752
		3,803,144
Healthcare Products (3.5%)
Baxter International, Inc.	47,200	3,100,568
Medtronic, Inc.	87,600	4,664,700
Zimmer Holdings, Inc.	38,200	3,137,748
		10,903,016

Description	Shares	Value
Common Stocks (54.3%) (continued)
Insurance (0.1%)
Aegon NV	28,586	$211,536

Iron/Steel (1.3%)
Nucor Corp.	84,200	4,127,484

Machinery-Diversified (0.9%)
Cummins, Inc.	20,200	2,683,974

Miscellaneous Manufacturing (5.0%)
Carlisle Cos., Inc.	49,700	3,493,413
Crane Co.	54,300	3,348,681
General Electric Co.	201,400	4,811,446
Illinois Tool Works, Inc.	53,800	4,103,326
		15,756,866
Oil & Gas (7.0%)
ConocoPhillips	78,600	5,463,486
Ensco PLC, Class A	16,500	886,875
Exxon Mobil Corp.	45,100	3,880,404
Phillips 66	32,300	1,867,586
Royal Dutch Shell PLC ADR	38,950	2,558,236
Tidewater, Inc.	91,850	5,445,787
Valero Energy Corp.	50,600	1,727,990
		21,830,364
Pharmaceuticals (5.2%)
Johnson & Johnson	42,800	3,710,332
McKesson Corp.	42,600	5,465,580
Merck & Co., Inc.	78,200	3,723,102
Pfizer, Inc.	113,000	3,244,230
		16,143,244
Retail (1.6%)
Bed Bath & Beyond, Inc.(1)	23,900	1,848,904
Home Depot, Inc. (The)	10,300	781,255
Kohl’s Corp.	43,700	2,261,475
		4,891,634
Semiconductors (5.0%)
Applied Materials, Inc.	154,000	2,701,160
Intel Corp.	195,400	4,478,568
Maxim Integrated Products, Inc.	23,100	688,380
Microchip Technology, Inc.	45,600	1,837,224
QUALCOMM, Inc.	49,200	3,314,112
Skyworks Solutions, Inc.(1)	36,200	899,208
Texas Instruments, Inc.	45,300	1,824,231
		15,742,883
Software (1.7%)
Adobe Systems, Inc.(1)	43,000	2,233,420
Autodesk, Inc.(1)	10,500	432,285
Microsoft Corp.	31,800	1,059,258
Oracle Corp.	44,800	1,486,016
		5,210,979
Specialty Retail (0.1%)
CST Brands, Inc.	8,711	259,588

Description	Shares	Value
Common Stocks (54.3%) (continued)
Telecommunications (1.6%)
Cisco Systems, Inc.	217,400	$5,091,508

Toys/Games/Hobbies (0.4%)
Mattel, Inc.	29,500	1,234,870

Transportation (1.6%)
Norfolk Southern Corp.	17,400	1,345,890
Werner Enterprises, Inc.	157,500	3,674,475
		5,020,365

Total common stocks (cost: $117,830,712)		169,176,291

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (34.7%)
U.S. Government and Agency Obligations (13.7%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	970,153
Federal Home Loan Banks	4.875	09/08/2017	500,000	572,305
FHLMC	3.750	03/27/2019	750,000	825,316
U.S. Treasury Bonds	5.250	11/15/2028	300,000	375,094
U.S. Treasury Bonds	5.375	02/15/2031	325,000	414,476
U.S. Treasury Bonds	3.500	02/15/2039	600,000	588,563
U.S. Treasury Bonds	4.375	11/15/2039	550,000	622,703
U.S. Treasury Bonds	4.375	05/15/2041	550,000	621,844
U.S. Treasury Bonds	3.750	08/15/2041	500,000	508,281
U.S. Treasury Bonds	3.125	02/15/2042	500,000	450,156
U.S. Treasury Bonds	3.000	05/15/2042	500,000	438,125
U.S. Treasury Bonds	3.125	02/15/2043	300,000	268,781
U.S. Treasury Bonds	2.875	05/15/2043	250,000	212,188
U.S. Treasury Notes	0.500	10/15/2014	950,000	953,637
U.S. Treasury Notes	2.125	11/30/2014	200,000	204,578
U.S. Treasury Notes	0.250	03/31/2015	1,000,000	1,000,469
U.S. Treasury Notes	2.500	03/31/2015	800,000	827,187
U.S. Treasury Notes	0.250	05/15/2015	1,000,000	999,922
U.S. Treasury Notes	0.250	05/31/2015	1,000,000	999,805
U.S. Treasury Notes	0.375	06/30/2015	500,000	500,840
U.S. Treasury Notes	1.875	06/30/2015	700,000	719,359
U.S. Treasury Notes	1.750	07/31/2015	500,000	513,222
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,017,891
U.S. Treasury Notes	0.250	09/15/2015	2,000,000	1,997,188
U.S. Treasury Notes	2.000	01/31/2016	500,000	518,359
U.S. Treasury Notes	0.375	02/15/2016	2,000,000	1,997,968
U.S. Treasury Notes	2.125	02/29/2016	500,000	520,313
U.S. Treasury Notes	0.500	06/15/2016	3,250,000	3,246,952
U.S. Treasury Notes	1.500	06/30/2016	500,000	512,774
U.S. Treasury Notes	3.250	07/31/2016	125,000	134,365
U.S. Treasury Notes	1.000	09/30/2016	600,000	606,187
U.S. Treasury Notes	1.000	10/31/2016	750,000	756,973
U.S. Treasury Notes	4.625	02/15/2017	500,000	563,320
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,498,712
U.S. Treasury Notes	3.125	04/30/2017	250,000	269,765
U.S. Treasury Notes	0.625	09/30/2017	600,000	589,735
U.S. Treasury Notes	1.875	10/31/2017	500,000	515,625

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.7%) (continued)
U.S. Government and Agency Obligations (13.7%) (continued)
U.S. Treasury Notes	0.750%	02/28/2018	$1,750,000	$1,716,094
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	978,750
U.S. Treasury Notes	1.000	05/31/2018	750,000	740,391
U.S. Treasury Notes	2.375	06/30/2018	700,000	734,343
U.S. Treasury Notes	1.750	10/31/2018	550,000	559,153
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,064,062
U.S. Treasury Notes	3.125	05/15/2019	750,000	812,637
U.S. Treasury Notes	1.125	05/31/2019	500,000	486,289
U.S. Treasury Notes	3.375	11/15/2019	600,000	658,125
U.S. Treasury Notes	1.250	02/29/2020	750,000	721,875
U.S. Treasury Notes	1.125	03/31/2020	500,000	476,445
U.S. Treasury Notes	1.375	05/31/2020	500,000	482,461
U.S. Treasury Notes	1.875	06/30/2020	250,000	248,848
U.S. Treasury Notes	2.625	08/15/2020	250,000	260,918
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,389,375
U.S. Treasury Notes	2.125	08/15/2021	800,000	793,500
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	972,109
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	952,422
U.S. Treasury Notes	1.750	05/15/2023	500,000	463,320

Total U.S. government and agency obligations (cost: $42,376,934)				42,844,248

Mortgage-Backed and Asset-Backed Securities (11.1%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(2)	3.270	02/20/2018	1,000,000	1,049,591
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	205,171	207,169
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	236,293	236,113
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	102,190	102,197
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(3)	5.100	08/15/2038	269,652	269,707
Federal Home Loan Banks	4.625	06/12/2015	1,000,000	1,070,871
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	294,640	315,637
FHLMC Gold Pool #A11823	5.000	08/01/2033	127,878	138,181
FHLMC Gold Pool #A14499	6.000	10/01/2033	36,321	40,145
FHLMC Gold Pool #A16641	5.500	12/01/2033	77,227	84,261
FHLMC Gold Pool #A42106	6.500	01/01/2036	77,421	85,640
FHLMC Gold Pool #A42908	6.000	02/01/2036	17,530	19,280
FHLMC Gold Pool #A51101	6.000	07/01/2036	22,715	24,721
FHLMC Gold Pool #A56247	6.000	01/01/2037	95,960	104,434
FHLMC Gold Pool #A58278	5.000	03/01/2037	75,319	81,039
FHLMC Gold Pool #A58965	5.500	04/01/2037	109,264	118,157
FHLMC Gold Pool #A71576	6.500	01/01/2038	124,875	138,598
FHLMC Gold Pool #A91064	4.500	02/01/2040	667,288	710,463
FHLMC Gold Pool #B12969	4.500	03/01/2019	89,769	94,891
FHLMC Gold Pool #B19462	5.000	07/01/2020	29,750	31,520
FHLMC Gold Pool #C01086	7.500	11/01/2030	4,329	5,161
FHLMC Gold Pool #C01271	6.500	12/01/2031	10,266	11,410
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,669	5,164
FHLMC Gold Pool #C01676	6.000	11/01/2033	28,044	30,982
FHLMC Gold Pool #C03478	4.500	06/01/2040	619,546	659,350
FHLMC Gold Pool #C03520	4.000	09/01/2040	463,585	484,730
FHLMC Gold Pool #C09013	3.000	09/01/2042	489,055	476,430

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.7%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.1%) (continued)
FHLMC Gold Pool #C14872	6.500%	09/01/2028	$5,348	$5,992
FHLMC Gold Pool #C20853	6.000	01/01/2029	112,257	124,090
FHLMC Gold Pool #C56017	6.500	03/01/2031	109,838	124,246
FHLMC Gold Pool #C61802	5.500	12/01/2031	10,125	10,954
FHLMC Gold Pool #C65255	6.500	03/01/2032	10,091	11,370
FHLMC Gold Pool #C68790	6.500	07/01/2032	18,776	20,973
FHLMC Gold Pool #C74741	6.000	12/01/2032	19,370	21,392
FHLMC Gold Pool #E77962	6.500	07/01/2014	1,121	1,133
FHLMC Gold Pool #C79886	6.000	05/01/2033	123,742	134,818
FHLMC Gold Pool #E00878	6.500	07/01/2015	2,668	2,744
FHLMC Gold Pool #E01007	6.000	08/01/2016	4,580	4,799
FHLMC Gold Pool #E02735	3.500	10/01/2025	292,664	308,217
FHLMC Gold Pool #E85353	6.000	09/01/2016	14,152	14,772
FHLMC Gold Pool #E95159	5.500	03/01/2018	27,479	29,147
FHLMC Gold Pool #E95734	5.000	03/01/2018	77,929	82,554
FHLMC Gold Pool #G01477	6.000	12/01/2032	104,260	115,099
FHLMC Gold Pool #G01727	6.000	08/01/2034	273,326	301,853
FHLMC Gold Pool #G02060	6.500	01/01/2036	238,610	264,054
FHLMC Gold Pool #G08016	6.000	10/01/2034	247,320	273,200
FHLMC Gold Pool #G08087	6.000	10/01/2035	61,902	68,221
FHLMC Gold Pool #G11753	5.000	08/01/2020	82,451	87,497
FHLMC Gold Pool #G18376	4.000	01/01/2026	210,207	222,602
FHLMC Gold Pool #J05930	5.500	03/01/2021	32,802	34,571
FHLMC Gold Pool #Q14998	3.500	01/01/2043	461,857	469,139
FHLMC Gold Pool #Q17913	3.000	04/01/2043	494,193	481,435
FNMA Pool #357269	5.500	09/01/2017	38,701	40,766
FNMA Pool #357637	6.000	11/01/2034	43,645	48,321
FNMA Pool #545929	6.500	08/01/2032	15,305	17,809
FNMA Pool #555591	5.500	07/01/2033	32,928	35,974
FNMA Pool #574922	6.000	04/01/2016	396	409
FNMA Pool #579170	6.000	04/01/2016	903	905
FNMA Pool #584953	7.500	06/01/2031	5,289	5,374
FNMA Pool #651220	6.500	07/01/2032	4,892	5,449
FNMA Pool #725793	5.500	09/01/2019	212,417	227,526
FNMA Pool #890258	3.000	12/01/2025	478,943	496,161
FNMA Pool #910446	6.500	01/01/2037	47,257	52,230
FNMA Pool #914468	5.500	04/01/2037	232,294	252,730
FNMA Pool #915258	5.500	04/01/2037	241,215	262,436
FNMA Pool #922224	5.500	12/01/2036	199,220	217,548
FNMA Pool #936760	5.500	06/01/2037	181,706	197,771
FNMA Pool #942956	6.000	09/01/2037	101,488	110,755
FNMA Pool #945882	6.000	08/01/2037	126,562	138,245
FNMA Pool #AA2238	4.000	05/01/2024	105,077	111,645
FNMA Pool #AA3263	5.000	02/01/2039	289,398	314,395
FNMA Pool #AB1241	3.500	07/01/2025	221,159	233,877
FNMA Pool #AB4295	3.500	01/01/2042	402,903	410,445
FNMA Pool #AB4490	3.000	02/01/2027	22,818	23,648
FNMA Pool #AB8896	3.000	10/11/2042	500,000	488,438
FNMA Pool #AC8326	5.000	07/01/2040	640,476	696,001
FNMA Pool #AD0311	5.000	05/01/2038	459,007	498,108
FNMA Pool #AD1662	5.000	03/01/2040	532,265	581,856
FNMA Pool #AD7078	4.500	06/01/2025	172,227	183,022
FNMA Pool #AE0216	4.000	08/01/2040	120,588	126,510
FNMA Pool #AE0949	4.000	02/01/2041	558,863	586,553

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.7%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.1%) (continued)
FNMA Pool #AE2575	4.000%	09/01/2040	$389,282	$408,483
FNMA Pool #AH5013	4.500	02/01/2041	427,580	461,939
FNMA Pool #AH6228	4.500	03/01/2041	534,674	577,582
FNMA Pool #AH8003	3.500	03/01/2041	139,188	141,794
FNMA Pool #AH9170	4.500	05/01/2041	387,430	414,560
FNMA Pool #AI5868	4.500	07/01/2041	148,220	158,536
FNMA Pool #AJ1954	4.000	10/01/2041	249,195	261,480
FNMA Pool #AJ6927	3.500	11/01/2041	156,838	159,774
FNMA Pool #AJ7524	3.000	01/01/2027	230,881	239,279
FNMA Pool #AJ7717	3.000	12/01/2026	183,505	190,174
FNMA Pool #AK0685	4.000	01/01/2042	376,614	398,166
FNMA Pool #AK3929	3.500	04/01/2042	230,198	234,507
FNMA Pool #AK6980	2.500	03/01/2027	334,719	337,086
FNMA Pool #AO7151	3.000	08/01/2042	399,345	390,472
FNMA Pool #AP2658	3.500	08/01/2042	446,456	454,838
FNMA Pool #AQ1185	3.000	10/01/2042	479,424	468,771
FNMA Pool #AQ7447	2.500	01/01/2028	470,989	474,059
FNMA Pool #AR4154	2.500	02/01/2028	500,000	503,261
FNMA Pool #AT2723	3.000	05/01/2043	492,984	482,030
FNMA Pool #AU3428	3.500	08/01/2043	248,258	252,912
FNMA Pool #MA0517	4.000	09/01/2020	500,000	530,976
FNMA Pool #MA0699	4.000	04/01/2041	302,219	317,083
FNMA Pool #MA1027	3.500	04/01/2042	184,672	188,129
FNMA Pool #MA1103	3.500	07/01/2042	402,204	409,756
GNMA CMO, Ser. 2010-22, Cl. AD	3.633	10/16/2039	406,571	414,065
GNMA Pool #424578	6.500	04/15/2026	57,341	64,317
GNMA Pool #431962	6.500	05/15/2026	6,003	6,729
GNMA Pool #436741	7.500	01/15/2027	9,147	10,458
GNMA Pool #443216	8.000	07/15/2027	5,545	6,399
GNMA Pool #479743	7.500	11/15/2030	14,198	16,251
GNMA Pool #511778	7.500	11/15/2030	17,961	20,597
GNMA Pool #515965	4.000	11/15/2041	333,180	351,981
GNMA Pool #542083	7.000	01/15/2031	35,925	38,412
GNMA Pool #552466	6.500	03/15/2032	18,831	21,891
GNMA Pool #574395	6.000	01/15/2032	19,866	22,072
GNMA Pool #690843	5.000	05/15/2038	163,335	177,741
GNMA Pool #718832	5.500	09/15/2039	286,934	315,854
GNMA Pool #727811	4.500	07/15/2040	631,963	678,715
GNMA Pool #729037	5.000	02/15/2040	425,154	463,626
GNMA Pool #737644	4.500	11/15/2040	367,998	401,578
GNMA Pool #738425	4.500	06/15/2041	71,171	77,027
GNMA Pool #739222	4.000	07/15/2040	98,599	104,120
GNMA Pool #741125	4.000	07/15/2040	48,985	51,729
GNMA Pool #741151	4.500	09/15/2040	239,701	259,369
GNMA Pool #741682	4.000	07/15/2041	193,663	205,962
GNMA Pool #741872	4.000	05/15/2040	297,362	315,104
GNMA Pool #762133	4.500	04/15/2041	219,198	237,177
GNMA Pool #778792	3.500	01/15/2042	217,365	223,840
GNMA Pool #779241	3.500	05/15/2042	469,371	483,353
GNMA Pool #782563	5.000	02/15/2039	157,141	171,082
GNMA Pool #796303	3.500	09/15/2042	453,480	466,989
GNMA Pool #AA2972	3.000	08/15/2042	460,555	454,825
GNMA Pool #AA6408	3.000	05/15/2043	248,193	245,105

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.7%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.1%) (continued)
GNMA Pool #AA7865	3.500%	06/15/2042	$213,140	$219,489
GNMA Pool #AC4005	3.000	06/15/2043	248,608	245,515
GNMA Pool #AF4935	3.000	08/15/2043	250,000	246,889
GNMA Pool #AF5077	3.500	08/15/2043	249,295	256,721
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290	03/25/2018	1,000,000	1,054,160
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A(2),(3)	3.500	05/25/2043	934,485	919,245
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	54,994	54,928
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	71,454	75,988
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	186,390	204,730
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(3)	5.560	08/15/2039	365,117	376,351

Total mortgage-backed and asset-backed securities (cost: $34,142,219)				34,591,652

Corporate Obligations (9.9%)
Aerospace/Defense (0.3%)
Triumph Group, Inc., Sr. Notes, 144A(2)	4.875	04/01/2021	1,000,000	962,500

Banks (1.8%)
Bank of America Corp., Sr. Unsec’d. Notes	3.300	01/11/2023	1,000,000	936,760
Citigroup, Inc., Sr. Unsec’d. Notes	4.750	05/19/2015	1,000	1,058
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	977,738
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375	01/22/2018	1,000,000	992,909
JPMorgan Chase & Co., Ser. Q(3)	5.150	12/29/2049	1,000,000	875,000
PNC Financial Services Group, Inc. (The), Ser. R(3)	4.850	05/29/2049	1,000,000	860,000
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,111,269
				5,754,734
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	2.500	07/15/2022	2,000,000	1,850,232

Chemicals (0.3%)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375	11/15/2042	1,000,000	864,546

Commercial Services (0.2%)
ERAC USA Finance LLC, Gtd. Notes, 144A(2)	3.300	10/15/2022	500,000	475,240
Service Corp. International	6.750	04/01/2016	200,000	216,750
				691,990
Computers (0.2%)
International Business Machines Corp.(3)	0.295	07/29/2015	500,000	500,007

Diversified Financial Services (0.6%)
Ford Motor Credit Co. LLC, Unsec’d. Notes, 144A(2)	5.750	02/01/2021	750,000	828,735
Unison Ground Lease Funding LLC, Unsec’d. Notes, 144A(2)	5.780	03/15/2020	1,000,000	961,778
				1,790,513

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.7%) (continued)
Corporate Obligations (9.9%) (continued)
Electric (1.7%)
CMS Energy Corp., Sr. Unsec’d. Notes	6.250%	02/01/2020	$1,000,000	$1,152,541
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	1,000,000	1,079,797
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	1,083,000	1,260,445
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	601,878
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,090,724
				5,185,385
Environmental Control (0.4%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,221,839

Insurance (0.6%)
Allstate Corp. (The)(3)	5.750	08/15/2053	1,000,000	975,000
American International Group, Inc.	4.125	02/15/2024	500,000	500,344
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(2)	3.000	01/10/2023	500,000	471,328
				1,946,672
Iron/Steel (0.3%)
Arcelormittal, Sr. Unsec’d. Notes	4.250	08/05/2015	500,000	515,000
Reliance Steel & Aluminum Co.	4.500	04/15/2023	500,000	487,980
				1,002,980
Media (0.3%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	943,052

Miscellaneous Manufacturing (0.1%)
GE Capital Trust I, Gtd. Notes(3)	6.375	11/15/2067	400,000	423,500

Oil & Gas (0.9%)
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,006,250
Halliburton Co.	1.000	08/01/2016	500,000	499,250
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	250,000	279,608
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,086,144
				2,871,252
Pharmaceuticals (0.5%)
Actavis, Inc.	3.250	10/01/2022	1,000,000	937,511
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(2)	1.875	02/01/2018	500,000	494,963
				1,432,474
Pipelines (0.2%)
Spectra Energy Partners LP	4.600	06/15/2021	750,000	774,144

Telecommunications (0.6%)
AT&T, Inc., Sr. Unsec’d. Notes	2.625	12/01/2022	1,000,000	896,283
Verizon Communications, Inc.	6.400	09/15/2033	750,000	832,885
				1,729,168
Trucking & Leasing (0.3%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(2)	4.625	01/31/2018	1,000,000	994,359

Total corporate obligations (cost: $31,678,905)				30,939,347

Total long-term notes and bonds (cost: $108,198,058)				108,375,247

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds (2.7%)
U.S. Government and Agency Obligations (2.7%)
Fannie Mae Discount Note	1.300%	03/17/2014	$1,000,000	$1,005,182
Federal Farm Credit Bank	2.625	04/17/2014	1,000,000	1,013,736
Federal Home Loan Banks	2.500	06/13/2014	1,000,000	1,016,547
U.S. Treasury Notes	0.040	05/29/2014	1,000,000	999,700
U.S. Treasury Notes	0.050	06/26/2014	500,000	499,805
U.S. Treasury Notes	0.250	05/31/2014	1,000,000	1,001,094
U.S. Treasury Notes	0.250	08/31/2014	2,000,000	2,002,422
U.S. Treasury Notes	0.250	09/30/2014	1,000,000	1,001,328

Total U.S. government and agency obligations (cost: $8,506,743)				8,539,814

	Shares

Exchange-Traded Funds (4.3%)
iShares Russell Midcap Growth Index Fund	55,400	4,332,280
iShares S&P 500 Growth Index Fund	47,800	4,271,408
iShares S&P Midcap 400 Growth Index Fund	27,000	3,755,970
iShares S&P Smallcap 600 Growth Index Fund	10,700	1,159,452

Total exchange-traded funds (cost: $7,044,857)		13,519,110

Money Market Mutual Funds (2.1%)
BlackRock Liquidity TempFund Portfolio, 0.02%(4)	6,400,000	6,400,000

Total money market mutual funds (cost: $6,400,000)		6,400,000

Mutual Funds (1.7%)
Vanguard Growth Index Fund	134,800	5,435,136

Total mutual funds (cost: $4,259,680)		5,435,136

Total investments(5) (100.1%) (cost: $253,240,050)		312,311,998
Liabilities in excess of other assets (0.1%)		(329,709)
Net assets (100.0%)		$311,982,289

The following abbreviations are used in the portfolio descriptions:

ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LLC - Limited Liability Corporation
LP - Limited Partnership
MTN - Medium Term Note
PLC - Public Limited Company

(1)	Non-Income producing securities.

(2)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)	Indicates a variable rate security. The interest shown reflects the rate in effect at September 30, 2013.

(4)	The rate shown reflects the seven day yield as of September 30, 2013.

(5)	The United States federal income tax basis of the Asset Director Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2013. See table below.

			Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$253,233,207	$63,611,710	$(4,532,919)	$59,078,791

Various inputs are used in determining the value of the Asset Director Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Asset Director Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Preferred Stock	$866,400	$—	$—	$866,400
Common Stocks	169,176,291	—	—	169,176,291
U.S. Government and Agency Obligations	—	51,384,062	—	51,384,062
Mortgage-Backed and Asset-Backed Securities	—	34,591,652	—	34,591,652
Corporate Obligations	—	30,939,347	—	30,939,347
Exchange-Traded Funds	13,519,110	—	—	13,519,110
Money Market Mutual Funds	6,400,000	—	—	6,400,000
Mutual Funds	5,435,136	—	—	5,435,136
Total	$195,396,937	$116,915,061	$—	$312,311,998

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Asset Director Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2013, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (level 3) in determining the value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

September 30, 2013 (unaudited)

Description	Shares	Value

Common Stocks (94.7%)
Aerospace & Defense (3.6%)
General Dynamics Corp.	1,150	$100,648
Precision Castparts Corp.	600	136,344
		236,992
Agriculture (2.3%)
Archer-Daniels-Midland Co.	4,200	154,728

Apparel (4.4%)
Columbia Sportswear Co.	1,900	114,437
Wolverine World Wide, Inc.	3,100	180,513
		294,950
Banks (11.4%)
Bank of Hawaii Corp.	2,200	119,790
Bank of New York Mellon Corp. (The)	4,400	132,836
Citigroup, Inc.	1,300	63,063
JPMorgan Chase & Co.	2,650	136,978
Northern Trust Corp.	2,300	125,097
U.S. Bancorp	4,800	175,584
		753,348
Beverages (2.2%)
Coca-Cola Co. (The)	3,800	143,944

Biotechnology (1.9%)
Amgen, Inc.	1,100	123,134

Chemicals (1.2%)
Dow Chemical Co. (The)	2,100	80,640

Commercial Services (1.0%)
Robert Half International, Inc.	1,700	66,351

Diversified Financial Services (1.4%)
Investment Technology Group, Inc.(1)	4,200	66,024
Janus Capital Group, Inc.	3,500	29,785
		95,809
Electronics (2.0%)
FLIR Systems, Inc.	4,200	131,880

Food (3.5%)
Fresh Del Monte Produce, Inc.	4,200	124,656
Sysco Corp.	3,400	108,222
		232,878
Healthcare Products (6.7%)
Baxter International, Inc.	1,800	118,242
Medtronic, Inc.	3,400	181,050
Zimmer Holdings, Inc.	1,800	147,852
		447,144
Insurance (0.4%)
Aegon NV	3,477	25,730

Iron/Steel (2.1%)
Nucor Corp.	2,800	137,256

Description	Shares	Value
Common Stocks (94.7%) (continued)
Machinery-Diversified (1.4%)
Cummins, Inc.	700	$93,009

Mining (0.2%)
Alcoa, Inc.	1,600	12,992

Miscellaneous Manufacturing (8.1%)
Carlisle Cos., Inc.	1,950	137,065
Crane Co.	1,900	117,173
General Electric Co.	6,400	152,896
Illinois Tool Works, Inc.	1,750	133,473
		540,607
Oil & Gas (11.9%)
ConocoPhillips	2,400	166,824
Ensco PLC, Class A	1,000	53,750
Exxon Mobil Corp.	1,800	154,872
Phillips 66	1,600	92,512
Royal Dutch Shell PLC ADR	1,600	105,088
Tidewater, Inc.	2,900	171,941
Valero Energy Corp.	1,400	47,810
		792,797
Pharmaceuticals (2.9%)
McKesson Corp.	1,500	192,450

Retail (3.9%)
Bed Bath & Beyond, Inc.(1)	1,200	92,832
Home Depot, Inc. (The)	800	60,680
Kohl’s Corp.	2,000	103,500
		257,012
Semiconductors (10.8%)
Applied Materials, Inc.	10,000	175,400
Intel Corp.	6,700	153,564
Maxim Integrated Products, Inc.	800	23,840
Microchip Technology, Inc.	2,700	108,783
QUALCOMM, Inc.	2,200	148,192
Skyworks Solutions, Inc.(1)	1,000	24,840
Texas Instruments, Inc.	2,100	84,567
		719,186
Software (4.5%)
Adobe Systems, Inc.(1)	1,500	77,910
Autodesk, Inc.(1)	1,100	45,287
Microsoft Corp.	2,500	83,275
Oracle Corp.	2,700	89,559
		296,031
Specialty Retail (0.0%)
CST Brands, Inc.	77	2,295

Telecommunications (2.6%)
Cisco Systems, Inc.	7,250	169,795

Toys/Games/Hobbies (1.1%)
Mattel, Inc.	1,750	73,255

Description	Shares	Value
Common Stocks (94.7%) (continued)
Transportation (3.2%)
Norfolk Southern Corp.	1,400	$108,290
Werner Enterprises, Inc.	4,400	102,652
		210,942

Total common stocks (cost: $4,811,803)		6,285,155

Money Market Mutual Funds(2) (4.9%)
BlackRock Liquidity TempFund Portfolio, 0.02%	200,000	200,000
Federated Prime Obligation Fund, 0.02%	125,000	125,000

Total money market mutual funds (cost: $325,000)		325,000

Total investments(3) (99.6%) (cost: $5,136,803)		6,610,155
Other assets in excess of liabilities (0.4%)		28,171
Net assets (100.0%)		$6,638,326

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

PLC — Public Limited Company

(1)	Non-Income producing securities.

(2)	The interest shown reflects the seven day yield as of September 30, 2013.

(3)	The United States federal income tax basis of the Socially Responsive Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2013. See table below.

			Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$5,120,120	$1,554,602	$(64,567)	$1,490,035

Various inputs are used in determining the value of the Socially Responsive Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Socially Responsive Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$6,285,155	$—	$—	$6,285,155
Money Market Mutual Funds	325,000	—	—	325,000
Total	$6,610,155	$—	$—	$6,610,155

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Socially Responsive Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended September 30, 2013, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (level 3) in determining the value of investments.

(1) Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the funds’ own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. As of September 30, 2013, the volume and level of activity for asset and liability valuation was orderly and has not decreased, therefore increased analysis and judgment was not required to estimate fair value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Mutual Funds - Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

The Funds’ Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to the fund accountant and the Investment Advisor, OneAmerica Asset Management, LLC (“OAM”). The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Item 2.         Controls and Procedures.

(a)            The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)            There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	11-25-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	11-25-2013

By (Signature and Title)*	/s/ Jennifer D. Pressley
Jennifer D. Pressley, Treasurer

Date	11-25-2013

* Print the name and title of each signing officer under his or her signature.